Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2011
Vanguard U.S. Growth Fund - Investor Shares | Vanguard U.S. Growth Fund
Expense Example, No Redemption:
1 YEAR	$ 45
3 YEAR	141
5 YEAR	246
10 YEAR	555
Vanguard International Growth Fund - Investor Shares | Vanguard International Growth Fund
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	591
Vanguard FTSE Social Index Fund - Investor Shares | Vanguard FTSE Social Index Fund
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard FTSE Social Index Fund - Institutional Shares | Vanguard FTSE Social Index Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard U.S. Growth Fund - Admiral Shares | Vanguard U.S. Growth Fund
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard International Growth Fund - Admiral Shares | Vanguard International Growth Fund
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard Mega Cap 300 Index Fund - Institutional Shares | Vanguard Mega Cap 300 Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares | Vanguard Mega Cap 300 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares | Vanguard Mega Cap 300 Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Extended Duration Treasury Index Fund - ETF Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Energy Index Fund - ETF Shares | Vanguard Energy Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Materials Index Fund - ETF Shares | Vanguard Materials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Industrials Index Fund - ETF Shares | Vanguard Industrials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Consumer Discretionary Index Fund - ETF Shares | Vanguard Consumer Discretionary Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Consumer Staples Index Fund - ETF Shares | Vanguard Consumer Staples Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Health Care Index Fund - ETF Shares | Vanguard Health Care Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Financials Index Fund - ETF Shares | Vanguard Financials Index Fund
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293
Vanguard Information Technology Index Fund - ETF Shares | Vanguard Information Technology Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Telecommunication Services Index Fund - ETF Shares | Vanguard Telecommunication Services Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Utilities Index Fund - ETF Shares | Vanguard Utilities Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Extended Duration Treasury Index Fund - Institutional Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	60
5 YEAR	87
10 YEAR	166
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	51
5 YEAR	70
10 YEAR	127
Vanguard Mega Cap 300 Index Fund - ETF Shares | Vanguard Mega Cap 300 Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares | Vanguard Mega Cap 300 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mega Cap 300 Value Index Fund - ETF Shares | Vanguard Mega Cap 300 Value Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Energy Index Fund - Admiral Shares | Vanguard Energy Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Materials Index Fund - Admiral Shares | Vanguard Materials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Industrials Index Fund - Admiral Shares | Vanguard Industrials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Consumer Discretionary Index Fund - Admiral Shares | Vanguard Consumer Discretionary Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Consumer Staples Index Fund - Admiral Shares | Vanguard Consumer Staples Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Health Care Index Fund - Admiral Shares | Vanguard Health Care Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Financials Index Fund - Admiral Shares | Vanguard Financials Index Fund
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293
Vanguard Information Technology Index Fund - Admiral Shares | Vanguard Information Technology Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Telecommunication Services Index Fund - Admiral Shares | Vanguard Telecommunication Services Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Utilities Index Fund - Admiral Shares | Vanguard Utilities Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	$ 243